Inventories, net (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories, net
Raw materials	$ 1,785	$ 1,760
Work in process	1,020	819
Finished goods	1,499	1,499
Advances to suppliers	165	106
Total inventory, net	$ 4,469	$ 4,184